STOCKHOLDERS' EQUITY (DEFICIT)	12 Months Ended
Dec. 31, 2020
STOCKHOLDERS' EQUITY (DEFICIT)
STOCKHOLDERS' EQUITY (DEFICIT)

NOTE 7. STOCKHOLDERS’ EQUITY (DEFICIT)

Common Stock — On June 4, 2020, the Company amended its Certificate of Incorporation such that the Company was authorized to issue 30,000,000 shares of common stock with a par value of $0.0001 per share. Holders of the Company's common stock are entitled to one vote for each share. At December 31, 2020 and 2019, there were 2,540,342 and 1,437,500 shares of common stock issued and outstanding, excluding 5,002,149 and no shares of common stock subject to possible redemption, respectively.

Rights — Each holder of a Public Right automatically received one-tenth (1/10) of one share of common stock upon consummation of the Business Combination, even if the holder of a Public Right converted all shares held by him, her or it in connection with the Business Combination or an amendment to the Company’s Amended and Restated Certificate of Incorporation with respect to its pre-business combination activities. Each holder of a Public Right was required to affirmatively convert his, her or its rights in order to receive the one-tenth (1/10) of a share underlying each Public Right upon consummation of the Business Combination. No additional consideration was required to be paid by a holder of Public Rights in order to receive his, her or its additional shares of common stock upon consummation of the Business Combination. The shares issuable upon exchange of the rights were freely tradable (except to the extent held by affiliates of the Company). Had the Company entered into a definitive agreement for the Business Combination in which the Company was not to be the surviving entity, the definitive agreement was to provide for the holders of Public Rights to receive the same per share consideration the holders of the common stock would have received in the transaction on an as-converted into common stock basis.

The Company did not issue fractional shares in connection with an exchange of Public Rights. Fractional shares were either rounded down to the nearest whole share or otherwise addressed in accordance with the applicable provisions of the Delaware General Corporation Law. As a result, the holders of the Public Rights have to have held rights in multiples of 10 in order to receive shares for all of the holders’ rights upon closing of the Business Combination. If the Company was unable to complete the Business Combination within the applicable period and the Company liquidated the funds held in the Trust Account, holders of Public Rights would not have received any of such funds with respect to their Public Rights, nor would they have received any distribution from the Company’s assets held outside of the Trust Account with respect to such Public Rights, and the Public Rights would have expired without any value. Further, there were no contractual penalties for failure to deliver securities to the holders of the Public Rights upon consummation of the Business Combination. Additionally, in no event was the Company required to net cash settle the rights.

Unit Purchase Option

Simultaneously with the closing of the Initial Public Offering and the exercise of the over-allotment option by the underwriters, the Company sold to Chardan, for $100, an option to purchase up to 344,988 Units exercisable at $11.50 per Unit (or an aggregate exercise price of $3,967,362) commencing at any time between the consummation of the Business Combination and June 4, 2025 (see Note 10). The unit purchase option may be exercised for cash or on a cashless basis, at the holder's option, and expires on June 4, 2025. The Units issuable upon exercise of the option are identical to those sold in the Initial Public Offering. The Company accounted for the unit purchase option, inclusive of the receipt of $100 cash payment, as an expense of the Initial Public Offering resulting in a charge directly to stockholders' equity (deficit). The Company estimated that the fair value of the unit purchase option to be approximately $790,000, or $2.63 per Unit, using the Black-Scholes option-pricing model. The fair value of the unit purchase option was estimated as of the date of grant using the following assumptions: (1) expected volatility of 35%, (2) risk-free interest rate of 0.37% and (3) expected life of five years. The option and such units purchased pursuant to the option, as well as the shares of common stock underlying such units, the rights included in such units, the shares of common stock that are issuable for the rights included in such units, have been deemed compensation by FINRA and are therefore subject to a 180-day lock-up pursuant to Rule 5110(g)(1) of FINRA's NASDAQ Conduct Rules. Additionally, the option may not be sold, transferred, assigned, pledged or hypothecated for a one-year period (including the foregoing 180-day period) following the date of Initial Public Offering except to any underwriter and selected dealer participating in the Initial Public Offering and their bona fide officers or partners. The option grants to holders demand and "piggy back" rights for periods of five and seven years, respectively, from the effective date of the registration statement with respect to the registration under the Securities Act of the securities directly and indirectly issuable upon exercise of the option. The Company will bear all fees and expenses attendant to registering the securities, other than underwriting commissions which will be paid for by the holders themselves. The exercise price and number of units issuable upon exercise of the option may be adjusted in certain circumstances including in the event of a stock dividend, or the Company's recapitalization, reorganization, merger or consolidation. However, the option will not be adjusted for issuances of shares of common stock at a price below its exercise price.